COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 14. COMMITMENTS AND CONTINGENT LIABILITIES

Effective March 15, 2022, iOx entered into a Master Services Agreement (the “MSA”) with Parexel International (IRL) Limited (“Parexel”) under which Parexel agreed to act as clinical service provider (CRO) pursuant to a work order (“Work Order”) effective June 1, 2022. Pursuant to such Work Order, Parexel will operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer. The MSA provides for a five-year term, and the Work Order provides for a term to be ended upon the completion of the services required. The budget provides for service fees and pass-through expenses and clinical sites totaling $11.5 million. During the year ended March 31, 2023 (“Fiscal 2023”), the Company executed two change orders resulting in a $0.6 million increase in the overall estimated budgeted costs. As a result of the Company’s decision to discontinue the development with respect to this program, the Company provided a notice of termination under the MSA. The Company is in negotiations to settle all obligations with respect to the MSA. The Company reflected $1.5 million of payables to Parexel in accounts payable and accrued liabilities and approximately $1.1 million in deposits in prepaid expenses and other receivables in the condensed consolidated interim statement of financial position at June 30, 2024.

On March 1, 2023, Tarus entered into a clinical service agreement with Fortrea Inc. (formerly Labcorp Drug Development Inc.), a third-party CRO. The term of the agreement is through the earlier of August 14, 2025 or the completion of provision of services and the payment of contractual obligations. The budgeted costs for the services to be provided is approximately $12.1 million. Because of the Company’s decision to discontinue and pause further accrual of all clinical studies, the Company is negotiating a revision to the services required under the change in circumstances.